Accounts Receivable - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 Customer
Receivables [Abstract]
Trade receivable payment terms	payment terms of 15 days or less
Number of customers accounted as percentage of accounts receivable	6
Percentage of net receivables	40.00%